UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03159

Active Assets Money Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: June 30, 2014

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Money Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (32.1%)
$50,000	ABN Amro Securities LLC, (dated 09/30/13; proceeds $50,000,111; fully collateralized by various U.S. Government Agencies, 2.50% - 7.00% due 05/01/20 - 07/01/43; valued at $51,601,480)	0.08%		10/01/13	$50,000,000
55,000	Bank of Montreal, (dated 09/27/13; proceeds $55,000,321; fully collateralized by various U.S. Government Agencies, 2.00% - 6.00% due 03/27/19 - 09/01/43; valued at $56,669,607)	0.03		10/04/13	55,000,000
75,000	Bank of Montreal, (dated 09/30/13; proceeds $75,000,146; fully collateralized by various U.S. Government Agencies, 0.44% - 7.00% due 09/16/14 - 05/01/43; valued at $77,202,716)	0.07		10/01/13	75,000,000
135,000	Bank of Nova Scotia, (dated 09/13/13; proceeds $135,243,000; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 03/01/26 - 06/01/43; valued at $141,950,178) (Demand 10/07/13)	0.18	(a)	09/08/14	135,000,000
75,000	Bank of Nova Scotia, (dated 01/07/13; proceeds $75,142,500; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 03/01/26 - 04/01/43; valued at $79,356,340) (Demand 10/07/13)	0.19	(a)	01/02/14	75,000,000
23,000	Bank of Nova Scotia, (dated 03/06/13; proceeds $23,046,383; fully collateralized by various U.S. Government Agencies, 3.00% - 4.50% due 10/01/26 - 06/01/43; valued at $24,272,224) (Demand 10/07/13)	0.20	(a)	03/04/14	23,000,000
120,000	Bank of Nova Scotia, (dated 03/15/13; proceeds $120,240,000; fully collateralized by various U.S. Government Agencies, 2.50% - 4.50% due 03/01/26 - 07/01/43; valued at $127,146,929) (Demand 10/07/13)	0.20	(a)	03/10/14	120,000,000
32,000	BNP Paribas Securities Corp., (dated 09/03/13; proceeds $32,004,000; fully collateralized by various U.S. Government Agencies, 1.63% - 5.00% due 10/20/22 - 06/20/43; valued at $32,960,000) (Demand 10/07/13)	0.05	(a)	12/02/13	32,000,000
16,930	BNP Paribas Securities Corp., (dated 09/30/13; proceeds $16,930,033; fully collateralized by various U.S. Government Agencies, 2.95% - 5.37% due 08/01/37 - 03/01/41; valued at $17,437,900)	0.07		10/01/13	16,930,000
50,000	BNP Paribas Securities Corp., (dated 07/19/13; proceeds $50,013,222; fully collateralized by various U.S. Government Agencies, 2.50% - 3.00% due 08/20/40 - 03/20/42; valued at $51,448,684) (Demand 10/07/13)	0.08	(a)	11/15/13	50,000,000
24,000	BNP Paribas Securities Corp., (dated 06/05/13; proceeds $24,007,080; fully collateralized by a U.S. Government Agency, 3.00% due 07/20/41; valued at $24,756,922)	0.09		10/01/13	24,000,000
25,000	BNP Paribas Securities Corp., (dated 07/08/13; proceeds $25,005,688; fully collateralized by a U.S. Government Agency, 2.00% due 08/20/42; valued at $25,740,338)	0.09		10/07/13	25,000,000

Active Assets Money Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

155,000	Credit Agricole Corp., (dated 09/30/13; proceeds $155,000,301; fully collateralized by a U.S. Government Agency, 3.50% due 10/20/42, and a U.S. Government Obligation, 2.00% due 01/15/14; valued at $159,050,991)	0.07		10/01/13	155,000,000
600,000	Federal Reserve Bank of New York, (dated 09/30/13; proceeds $600,000,167; fully collateralized by a U.S. Government Obligation, 2.75% due 02/15/19; valued at $599,932,933)	0.01		10/01/13	600,000,000
25,000	Goldman Sachs & Co., (dated 09/26/13; proceeds $25,000,146; fully collateralized by a U.S. Government Obligation, 4.25% due 11/15/14; valued at $25,482,726)	0.03		10/03/13	25,000,000
50,000	Goldman Sachs & Co., (dated 09/25/13; proceeds $50,000,486; fully collateralized by various U.S. Government Agencies, 2.68% - 4.45% due 08/15/48 - 08/15/54; valued at $51,552,193)	0.05		10/02/13	50,000,000
48,000	Goldman Sachs & Co., (dated 09/30/13; proceeds $48,000,093; fully collateralized by various U.S. Government Agencies, 4.00% - 6.50% due 02/01/37 - 09/01/43; valued at $49,416,356)	0.07		10/01/13	48,000,000
80,000	ING Financial Markets LLC, (dated 09/30/13; proceeds $80,000,156; fully collateralized by various U.S. Government Agencies, 1.36% - 3.50% due 11/01/35 - 10/01/44; valued at $82,243,369)	0.07		10/01/13	80,000,000
42,000	Merrill Lynch Pierce Fenner & Smith, (dated 08/12/13; proceeds $42,012,600; fully collateralized by various U.S. Government Agencies, 0.17% due 07/29/14 - 09/12/14; valued at $42,877,043) (Demand 10/07/13)	0.09	(a)	12/10/13	42,000,000
185,000	RBC Capital Markets LLC, (dated 04/01/13, proceeds $185,131,658; fully collateralized by various U.S. Government Agencies, 1.36% - 7.00% due 11/01/25 - 09/01/44; valued at $190,568,938)	0.14		10/01/13	185,000,000
110,000	Wells Fargo Securities LLC, (dated 09/30/13; proceeds $110,000,214; fully collateralized by various U.S. Government Agencies, 2.43% - 4.50% due 05/01/40 - 06/01/42; valued at $113,185,841)	0.07		10/01/13	110,000,000
74,700	Wells Fargo Securities LLC, (dated 09/19/13; proceeds $74,708,964; fully collateralized by various U.S. Government Agencies, 0.73% - 7.00% due 10/01/17 - 10/01/43; valued at $76,941,001)	0.09		11/06/13	74,700,000

	Total Repurchase Agreements (Cost $2,050,630,000)				2,050,630,000

	Commercial Paper (27.3%)
	Automobiles (1.6%)
106,900	Toyota Motor Credit Corp.	0.23 - 0.27		01/02/14 - 01/16/14	106,825,184

	International Banks (25.7%)
30,500	Caisse Des Depots Et (b)	0.20		12/17/13	30,486,953
264,400	Caisse Des Depots Et	0.21 - 0.22		11/26/13 - 01/10/14	264,281,829
225,200	DBS Bank Ltd. (b)	0.17 - 0.20		12/03/13 - 12/17/13	225,118,514
31,400	Deutsche Bank Financial LLC	0.31		11/26/13	31,384,858
34,000	Erste Abwicklungsanstalt	0.19		01/17/14	33,980,620
175,000	NRW Bank	0.09		10/02/13	174,999,587
187,850	Oversea Chinese Banking Corporation	0.19 - 0.27		10/02/13 - 01/03/14	187,806,497

Active Assets Money Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

165,700	Skandin Ens Banken AB (b)	0.30	11/01/13 - 12/03/13	165,649,194
75,750	Societe Generale	0.30	10/31/13	75,731,062
180,000	Sumitomo Mitsui Banking Corp.	0.11 - 0.22	10/10/13 - 12/10/13	179,949,018
91,300	Swedbank AB	0.24 - 0.26	11/21/13 - 12/19/13	91,252,822
182,000	United Overseas Bank Ltd. (b)	0.20 - 0.27	01/06/14 - 03/24/14	181,858,786

				1,642,499,740

	Total Commercial Paper (Cost $1,749,324,924)			1,749,324,924

	Certificates of Deposit (15.9%)
	International Banks
171,700	Bank of Montreal	0.05 - 0.19	10/02/13 - 11/12/13	171,700,000
128,500	Credit Industriel et Commercial	0.22	12/10/13	128,500,000
140,500	Credit Suisse NY	0.24 - 0.33	12/30/13 - 01/17/14	140,500,000
155,600	Deutsche Bank AG	0.35 - 0.37	10/30/13 - 11/26/13	155,600,000
63,000	Skandin Ens Banken AB	0.30	11/07/13	62,999,676
190,000	Sumitomo Mitsui Banking Corp.	0.10 - 0.21	10/01/13 - 12/09/13	190,000,000
48,800	Svenska Handelsbanken AB	0.22	11/22/13	48,801,055
121,200	Toronto Dominion Bank	0.17	12/18/13	121,200,000

	Total Certificates of Deposit (Cost $1,019,300,731)			1,019,300,731

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (c)	MATURITY DATE	VALUE
	Floating Rate Notes (10.3%)
	International Banks
46,000	ASB Finance Ltd. (b)	0.29%	10/03/13	01/03/14	46,000,000
22,800	BNZ International Funding Ltd. (b)	0.28	12/09/13	12/09/13	22,800,000
22,600	BNZ International Funding Ltd.	0.28	12/06/13	12/06/13	22,600,000
95,000	Credit Suisse NY	0.28	10/22/13	12/29/13	95,000,000
54,000	HSBC Bank PLC	0.27	10/10/13	04/10/14	54,000,000
126,600	National Australia Bank	0.26	10/11/13	10/11/13	126,600,000
145,000	Rabobank Nederland NY	0.26	12/24/13	03/24/14	145,000,000
61,500	Toronto Dominion Bank	0.27	10/21/13	10/21/13	61,500,000
85,000	Westpac Banking Corp.	0.27	10/09/13	10/09/13	85,000,000

	Total Floating Rate Notes (Cost $658,500,000)				658,500,000

	Extendible Floating Rate Notes (8.6%)
	Domestic Banks (4.7%)
145,000	JP Morgan Chase Bank NA (Extendible Maturity Date 10/07/14)	0.34	12/09/13	03/07/19	145,000,000
156,500	Wells Fargo Bank NA (Extendible Maturity Date 10/15/14 - 10/21/14)	0.30 - 0.32	10/21/13 - 12/16/13	03/20/19 - 07/15/19	156,500,000

					301,500,000

	International Banks (3.9%)
62,000	Bank of Nova Scotia (Extendible Maturity Date 10/30/14)	0.33	10/30/13	01/31/19	62,000,000
99,000	Royal Bank of Canada (Extendible Maturity Date 10/01/14)	0.32	10/01/13	04/01/19	98,993,705
85,000	Svenska Handelsbanken AB (b) (Extendible Maturity Date 03/14/14)	0.27	10/15/13	05/13/16	85,000,000

					245,993,705

	Total Extendible Floating Rate Notes (Cost $547,493,705)				547,493,705

Active Assets Money Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Time Deposits (3.3%)
	Domestic Banks (1.9%)
120,000	US Bank Cayman Islands	0.10%	10/01/13	120,000,000

	International Banks (1.4%)
40,000	Canadian Imperial Bank of Commerce	0.01	10/01/13	40,000,000
50,000	National Bank of Canada	0.01	10/01/13	50,000,000

				90,000,000

	Total Time Deposits (Cost $210,000,000)			210,000,000

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (c)	MATURITY DATE	VALUE
	Tax-Exempt Instruments (2.5%)
	Weekly Variable Rate Bonds
22,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 C-2	0.05%	10/07/13	04/01/46	22,000,000
26,255	Eastern Municipal Water District, CA, Water & Sewer Ser 2008 A COPs	0.05	10/07/13	07/01/30	26,255,000
10,420	Fremont, CA, Ser 2008 COPs	0.06	10/07/13	08/01/38	10,420,000
27,000	Indiana Finance Authority, Parkview Health System Ser 2009 B	0.07	10/07/13	11/01/39	27,000,000
17,360	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E	0.07	10/07/13	10/01/48	17,360,000
12,000	Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 A	0.09	10/07/13	11/15/25	12,000,000
14,300	New York State Housing Finance Agency, 10 Barclay Street 2004 Ser A	0.07	10/07/13	11/15/37	14,300,000
9,670	Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-82C (AMT)	0.08	10/07/13	10/01/34	9,670,000
10,000	Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A	0.04	10/07/13	10/01/38	10,000,000
13,475	Wyoming Student Loan Corporation, Student Loan Senior Ser 2010 A-2	0.07	10/07/13	04/01/39	13,475,000

	Total Weekly Variable Rate Bonds (Cost $162,480,000)				162,480,000

	Total Investments (Cost $6,397,729,360) (d)			100.0%	6,397,729,360
	Other Assets in Excess of Liabilities			0.0 (e)	186,302

	Net Assets			100.0%	$6,397,915,662

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
(a)	Rate shown is the rate in effect at September 30, 2013.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.
(e)	Amount is less than 0.05%.

Active Assets Money Trust

Notes to Portfolio of Investments ¡ September 30, 2013 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$2,050,630,000	$—	$2,050,630,000
Commercial Paper	—	1,749,324,924	—	1,749,324,924
Certificates of Deposit	—	1,019,300,731	—	1,019,300,731
Floating Rate Notes	—	658,500,000	—	658,500,000
Extendible Floating Rate Notes	—	547,493,705	—	547,493,705
Time Deposits	—	210,000,000	—	210,000,000
Tax-Exempt Instruments
Weekly Variable Rate Bonds	—	162,480,000	—	162,480,000

Total Assets	$—	$6,397,729,360	$—	$6,397,729,360

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 12, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 12, 2013